GOING CONCERN (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
GOING CONCERN [Abstract]
Net loss	$ 531,907	$ 387,776	$ 1,180,864	$ 721,982	$ 1,673,094	$ 1,510,636
Net cash used in operating activities			911,503	$ 785,357	1,591,611	1,668,378
Accumulated deficit	$ 7,338,619		$ 7,338,619		$ 6,157,755	$ 4,484,661